Derivative Financial Instruments Hedges Activity (Details) - Orbitz - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Derivative [Line Items]
Foreign currency transaction gain/(loss)	$ 5,000	$ 4,100	$ 400	$ 6,900	$ 12,900
Net foreign currency hedge and transaction gain/(loss)	1,800	1,100	2,700	3,200	6,100
Not Designated as Hedging Instrument [Member] | Foreign currency hedges [Member]
Derivative [Line Items]
Foreign currency hedges gain/(loss)	$ (6,884)	$ (5,236)	$ (3,068)	$ (10,105)	$ 6,813